Other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Other reserves
Schedule of other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2021	707,510	(10,000)	42,777	194,715	(64,647)	870,355
Translation of foreign operations	—	—	—	—	574	574
Further acquisition of interests in a subsidiary (Note 31)	380	—	—	—	(935)	(555)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	3,575	3,575
Share-based payment reserve	—	—	—	35,462	—	35,462
At 31 December 2021	707,890	(10,000)	42,777	230,177	(61,433)	909,411

At 31 December 2021 and 1 January 2022	707,890	(10,000)	42,777	230,177	(61,433)	909,411
Translation of foreign operations	—	—	—	—	(665)	(665)
Revaluation of investment properties upon transfer from property, plant and equipment	—	—	—	—	5,964	5,964
Deregister of subsidiary	17	—	—	—	—	17
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	(2,613)	(2,613)
Issuance of shares	94,153	—	—	—	(144)	94,009
Transaction costs related to issuance of shares	(5,128)	—	—	—	—	(5,128)
Share-based payment reserve	—	—	—	27,515	—	27,515
At 31 December 2022	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510

At 31 December 2022 and 1 January 2023	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510
Translation of foreign operations	—	—	—	—	(790)	(790)
Revaluation of investment properties	—	—	—	—	(1,498)	(1,498)
Disposal of subsidiary	—	—	(5)	—	—	(5)
Share-based payment reserve	—	—	—	7,500	—	7,500
Addition of paid-in capital	170,001	—	—	—	—	170,001
Convertible note convert into shares	24,417	—	—	—	—	24,417
At 31 December 2023	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135